Segment Information	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments reflecting how the businesses are managed. The accounting policies applied by the segments are the same as those applied by the Company. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers, including the seven largest global accounting firms, with the Company’s full suite of offerings across legal, tax, regulatory and compliance functions.

Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest firms, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business financial, national and international news to professionals via desktop terminals, including through Refinitiv, the world’s media organizations, industry events and directly to consumers.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and does not qualify as a reportable segment.

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Revenues
Legal Professionals	620	605	1,246	1,205
Corporates	329	315	696	661
Tax & Accounting Professionals	168	182	386	404
Reuters News	155	156	310	311
Global Print	134	164	289	329
Eliminations/Rounding	(1)	1	(2)	-
Consolidated revenues	1,405	1,423	2,925	2,910

Adjusted EBITDA
Legal Professionals	254	229	484	458
Corporates	118	98	235	209
Tax & Accounting Professionals	54	59	138	151
Reuters News	25	19	44	42
Global Print	54	72	117	146
Corporate costs	(26)	(122)	(59)	(254)
Adjusted EBITDA	479	355	959	752
Fair value adjustments (see note 6)	(3)	(2)	20	(3)
Depreciation	(43)	(38)	(83)	(72)
Amortization of computer software	(118)	(104)	(229)	(209)
Amortization of other identifiable intangible assets	(30)	(25)	(60)	(52)
Other operating gains, net	80	261	48	305
Consolidated operating profit	365	447	655	721
Net interest expense	(52)	(37)	(97)	(72)
Other finance (costs) income	(13)	(18)	34	(29)
Share of post-tax losses in equity method investments	(153)	(138)	(207)	(251)
Tax expense	(16)	(47)	(63)	(48)
Earnings from continuing operations	131	207	322	321
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Adjusted EBITDA

●
Segment adjusted EBITDA represents earnings from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, fair value adjustments, and corporate related items.

●	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.
●
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, commercial sales operations, facilities, and product and content development, as well as an allocation of product costs when one segment sells products managed by another segment.

●	Consolidated adjusted EBITDA is comprised of adjusted EBITDA from reportable segments and Corporate costs.